Litigation	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Litigation

Note 24. Litigation

The Company is subject to various legal proceedings in the normal course of its business. It is Management’s belief that the ultimate resolution of such claims will not have a material adverse effect on the Company’s financial position or results of operations.